Segment Information - Summary of Reportable Segment (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net revenues
Total net revenues		¥ 3,414,774	$ 480,961	¥ 3,706,122	¥ 5,839,973
Loss from operations
Unallocated expenses	[1]	(131,799)		(389,560)	(572,013)
Total loss from operations		(913,355)	(128,642)	(928,898)	(1,624,244)
Reconciliation
Financial income		89,020	12,538	34,656	45,658
Foreign currency exchange (loss) gain		7,218	1,017	(35,357)	(1,751)
Income from equity method investments, net		10,122	1,426	12,548	5,978
Impairment loss of investments				(5,078)	(1,375)
Other (expenses) income, net		53,558	7,543	103,501	27,775
Loss before income tax expenses		(753,437)	$ (106,118)	(818,628)	(1,547,959)
Color Cosmetics Brands
Net revenues
Total net revenues		1,973,726		2,415,500	4,869,279
Loss from operations
Total loss from operations		(352,147)		(476,998)	(823,296)
Skincare Brands
Net revenues
Total net revenues		1,383,578		1,241,528	855,241
Loss from operations
Total loss from operations		(431,268)		(63,095)	(220,854)
Others
Net revenues
Total net revenues		57,470		49,094	115,453
Loss from operations
Total loss from operations		¥ 1,859		¥ 755	¥ (8,081)

[1]	(a) Unallocated expenses represent share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.